Earnings Per Ordinary Share	12 Months Ended
Dec. 31, 2014
Earnings Per Ordinary Share [Abstract]
Earnings Per Ordinary Share

25. Earnings per ordinary share

Basic earnings per share (EPS) is calculated by dividing net income by the weighted average of our ordinary shares outstanding. For the calculation of diluted EPS, net income attributable to common shareholders for basic EPS is adjusted by the effect of dilutive securities, including awards under our equity compensation plans. The number of shares excluded from diluted shares outstanding were zero,  1.3 million and 1.5 million for the years ended December 31, 2014, 2013 and 2012, respectively, because the effect of including those shares in the calculation would have been anti-dilutive. The computations of basic and diluted earnings per ordinary share for the periods indicated below are shown in the following table:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Net income for the computation of basic earnings per share	$810,447	$292,410	$163,655
Weighted average ordinary shares outstanding - basic	175,912,662	113,463,813	131,492,057
Basic earnings per ordinary share	$4.61	$2.58	$1.24

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Net income for the computation of diluted earnings per share	$810,447	$292,410	$163,655
Weighted average ordinary shares outstanding - diluted	178,684,989	115,002,458	132,497,913
Diluted earnings per ordinary share	$4.54	$2.54	$1.24